John Hancock
Short Duration Municipal Opportunities Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.9%				$19,586,898
(Cost $20,039,415)
Alabama 3.9%				784,762
Black Belt Energy Gas District Alabama Gas Supply Revenue, Series B	5.250	12-01-53	250,000	263,504
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	246,612
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	274,646
Arizona 2.5%				504,278
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	475,000	488,851
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,427
Arkansas 4.8%				950,732
City of Springdale Series B (A)	4.125	08-01-50	1,000,000	950,732
California 3.9%				771,278
California Community Choice Financing Authority Clean Energy Project, Series A1	4.000	02-01-24	100,000	99,882
California Community Choice Financing Authority Clean Energy Project, Series B	4.000	02-01-52	250,000	244,558
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	251,838
River Islands Public Financing Authority Community Facilities District No. 2003-1 (A)	3.450	09-01-23	175,000	175,000
Connecticut 1.1%				218,413
Connecticut State Health & Educational Facilities Authority Quinnipiac University, Series M	5.000	07-01-36	15,000	15,416
Town of Hamden Whitney Center Project	5.000	01-01-50	250,000	202,997
Delaware 2.4%				477,737
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	457,199
Delaware State Health Facilities Authority Christiana Health Care System Obligated Group, Series A	5.000	10-01-45	20,000	20,538
Florida 6.2%				1,237,520
City of Tampa H. Lee Moffitt Cancer Center Project	5.000	07-01-26	100,000	103,295
County of Broward Port Facilities Revenue, AMT	5.000	09-01-28	500,000	535,208
County of Sarasota Series A	5.000	10-01-25	50,000	51,711
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	150,000	155,644
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	175,000	182,317
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	209,345
Georgia 6.4%				1,287,709
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	248,318
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	515,661
2	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Downtown Savannah Authority Chatham County Judicial Complex	5.000	06-01-29	500,000	$523,730
Idaho 1.0%				205,794
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-26	100,000	102,361
Idaho Housing & Finance Association Connor Academy Project	5.000	05-01-27	100,000	103,433
Illinois 7.0%				1,396,118
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	563,425
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	280,000	272,301
Lake County Consolidated High School District No. 120 Mundelein Series A, GO	5.500	12-01-27	515,000	560,392
Indiana 3.4%				682,493
City of Whiting BP Products North America, Inc., AMT	5.000	11-01-47	500,000	505,735
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	176,758
Kentucky 2.4%				487,327
County of Boone Duke Energy Project	3.700	08-01-27	500,000	487,327
Massachusetts 5.5%				1,091,302
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	5.000	07-01-38	5,000	5,239
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,912
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,678
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-38	515,000	549,096
Massachusetts School Building Authority Series A	5.000	11-15-42	500,000	510,377
Michigan 1.2%				247,502
Michigan Strategic Fund Recycled Board Machine Project, AMT	4.000	10-01-61	250,000	247,502
Minnesota 0.1%				10,628
University of Minnesota Series A	5.000	09-01-35	10,000	10,628
Montana 1.2%				248,196
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	248,196
Nevada 0.2%				30,997
County of Clark Indexed Fuel Tax and Subordinated Motor Vehicle Fuel Tax (A)	4.000	07-01-34	20,000	20,565
County of Washoe Fuel Tax	5.000	02-01-42	10,000	10,432
New Jersey 2.7%				547,688
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	547,688
New York 4.0%				797,195
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,512
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	3

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Hudson Yards Infrastructure Corp. Series A	4.000	02-15-44	30,000	$27,939
Metropolitan Transportation Authority Series A-2	5.000	11-15-28	500,000	516,668
New York State Urban Development Corp. Personal Income Tax, Series C-3	5.000	03-15-39	50,000	52,088
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	150,000	154,988
North Carolina 0.1%				27,360
University of North Carolina at Wilmington General Improvements	5.000	04-01-32	25,000	27,360
Ohio 4.2%				833,880
Copley-Fairlawn City School District Facilities Construction and Improvement, GO	5.000	12-01-40	275,000	287,195
Ohio Higher Educational Facility Commission University of Dayton	5.000	02-01-30	500,000	546,685
Oklahoma 7.4%				1,488,966
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-26	100,000	104,534
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-27	145,000	153,459
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-28	240,000	256,499
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-24	250,000	248,942
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-25	200,000	198,672
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	526,860
Oregon 1.0%				195,428
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-27	190,000	195,428
Pennsylvania 4.5%				896,781
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	340,492
Dauphin County General Authority Pinnacle Health System Project, Series A	5.000	06-01-29	490,000	505,416
Philadelphia Authority for Industrial Development Temple University, 1st Series 2015	5.000	04-01-35	50,000	50,873
Rhode Island 2.5%				502,210
Providence Public Building Authority Capital Improvement Program Projects, Series A (A)	4.000	09-15-24	500,000	502,210
South Carolina 0.2%				31,396
State of South Carolina Series A, GO	5.000	04-01-26	30,000	31,396
Tennessee 0.1%				20,990
County of Knox Series C, GO	5.000	06-01-26	20,000	20,990
Texas 9.1%				1,827,619
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	224,239
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-33	75,000	74,773
4	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	$500,336
New Hope Cultural Education Facilities Finance Corp. Windhaven Project, Series B2	4.500	10-01-26	500,000	490,162
St. George Place Redevelopment Authority Tax Increment Contract Revenue (A)	5.000	09-01-24	160,000	162,016
St. George Place Redevelopment Authority Tax Increment Contract Revenue (A)	5.000	09-01-28	105,000	112,195
St. George Place Redevelopment Authority Tax Increment Contract Revenue (A)	5.000	09-01-29	115,000	123,648
St. George Place Redevelopment Authority Tax Increment Contract Revenue (A)	5.000	09-01-30	120,000	130,238
State of Texas Series A, GO	5.000	10-01-23	10,000	10,012
Washington 3.8%				760,599
Port of Seattle Series C, AMT	5.000	08-01-25	500,000	511,047
Washington State Housing Finance Commission Emerald Heights Project, Series B1	4.750	07-01-27	250,000	249,552
Wisconsin 5.1%				1,024,000
County of Waushara Series A	4.500	06-01-27	500,000	508,711
Public Finance Authority Friends Homes, Inc. (B)	4.000	09-01-24	110,000	108,961
Public Finance Authority Lenoir Rhyne University	5.000	04-01-28	400,000	406,328
Total investments (Cost $20,039,415) 97.9%				$19,586,898
Other assets and liabilities, net 2.1%				418,401
Total net assets 100.0%				$20,005,299

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

Insurance Coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.3
Build America Mutual Assurance Company	4.9
TOTAL	11.2
The fund had the following sector composition as a percentage of net assets on 8-31-23:
General obligation bonds	4.6%
Revenue bonds	93.3%
Other revenue	29.0%
Health care	21.3%
Education	12.1%
Development	10.6%
Airport	8.8%
Transportation	5.5%
Pollution	2.5%
Utilities	2.3%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	5

Facilities	0.9%
Water and sewer	0.3%
Other assets and liabilities, net	2.1%
TOTAL	100.0%
6	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2023, all investments are categorized as Level 2 under the hierarchy described above.
Investment in affiliated  underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$751,881	$3,846,740	$(4,598,713)	$20	$72	$10,860	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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